Shareholder Report	6 Months Ended
May 31, 2025 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000246579 [Member]
Shareholder Report [Line Items]
Fund Name	Alpha Blue Capital US Small-Mid Cap Dynamic ETF
Class Name	Alpha Blue Capital US Small-Mid Cap Dynamic ETF
Trading Symbol	ABCS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alpha Blue Capital US Small-Mid Cap Dynamic ETF (the “Fund”) for the period of December 1, 2024 to May 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://alphabluecapitalabcs.com/etf/. You can also request this information by contacting us at (215) 330-4476.
Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://alphabluecapitalabcs.com/etf/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$14	0.30%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.30%
Net Assets	$ 10,061,556
Holdings Count | holding	105
Advisory Fees Paid, Amount	$ 15,595
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$10,061,556	Advisory Fees	$21,003
Portfolio Turnover Rate*	26%	Fees Waived and/or Expenses Reimbursed	(5,408)
# of Portfolio Holdings	105	Net Advisory Fees Paid	$15,595
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

SECTOR WEIGHTING OF COMMON STOCK (as a % of Net Assets)
Financials	17.6%
Consumer Discretionary	11.0%
Health Care	10.4%
Industrials	5.6%
Energy	5.5%
Information Technology	3.5%
Materials	3.4%
Consumer Staples	2.9%
Real Estate	1.5%
Utilities	1.3%
Communication Services	1.1%

TOP 10 HOLDINGS (as a % of Net Assets)
Vanguard Small-Cap Value ETF	10.2%
Vanguard Small-Cap ETF	10.1%
Vanguard Mid-Cap Value ETF	10.0%
Vanguard Mid-Cap ETF	5.0%
Tenet Healthcare Corp.	1.7%
Global Payments, Inc.	1.7%
Lithia Motors, Inc.	1.4%
Expedia Group, Inc.	1.4%
Fidelity National Information Services, Inc.	1.3%
Ameriprise Financial, Inc.	1.3%